Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 164,969
Total lease payment	164,969
Less: imputed interest	(2,380)
Total lease liability balance	162,589
Less: Operating lease liabilities, current	$ (162,589)	$ (315,953)
Long-term operating lease liabilities		$ 165,015